Description of the Company and Basis of Presentation (Details) $ / shares in Units, shares in Thousands, $ in Thousands							3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2018	Mar. 21, 2018 shares	Mar. 19, 2018 shares	Nov. 07, 2017 shares	Nov. 06, 2017 $ / shares shares	Jan. 16, 2014 USD ($)	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($)	Sep. 30, 2018 $ / shares	Sep. 30, 2017 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in USD per share) | $ / shares							$ 0.01		$ 0.01	$ 0.01
Repayments of debt | $							$ 104,936
Number of reportable segments									3
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction					27,777
Common stock, par value (in USD per share) | $ / shares					$ 0.01
Proceeds from issuance of common stock | $								$ 137,605
Initial Public Offering - Shares from Existing Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction		2,625	17,500		8,333
Initial Public Offering - Shares from The Company [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction					19,444
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction				4,167
EWT Holdings II Corp and EWT Holdings III Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Stock purchase price, net of cash received | $						$ 730,577
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of reportable segments	2